Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

14                                  Commitments and contingencies

(a)                       Operating lease commitments

The Group leases certain offices under various operating lease arrangements. The rental expenses under the operating leases was RMB1,493, RMB6,008 and RMB7,623 (US$1,224) for the years ended December 31, 2010, 2011 and 2012, respectively. In the normal course of business, leases that expire are renewed or replaced by leases on other properties. As of December 31, 2012, the Group’s future minimum rental payment under non-cancellable operating leases is as follows:

December 31, 2012
RMB
2013	1,792
2014	367
2015	234
2016	3
2017	3
Thereafter	12
Total	2,411

(b)                       Commitments

As of December 31, 2012, the Group’s capital commitments for purchase of machinery and equipment are RMB863 (US$139).

As of December 31 2012, the Group’ commitments for research and development projects is RMB22,776 (US$3,656).

(c)                        Depositary receipt facility

During the years ended December 31, 2010, 2011 and 2012, the Company received an incentive payment of RMB1,056, RMB1,025 and RMB1,006 (US$160) respectively, which is recognized as other income in the consolidated statements of comprehensive income, from a bank in order to provide that bank with the exclusive right to manage the Company’s American Depositary Receipt (ADR) program. Under the terms of the depositary receipt facility with the bank, in the event the Company terminates the ADR program or the number of ADRs outstanding declines by more than 50%, the Company must reimburse the bank up to the amount that equates to total incentive payments received by the Company of RMB24,635 (US$3,954) as of December 31, 2012.

(d)                       Sales of bills receivable commitments

As of December 31, 2011 and 2012, outstanding bills receivable discounted with third party financial institutions and endorsed to third party suppliers for which the Group has a recourse obligation amounted to RMB40,560 and RMB155,046 (US$24,887), respectively. The Group has not historically experienced credit losses with respect to bills receivable sold or endorsed with recourse. No recourse liability was recognized as of December 31, 2011and 2012 as the estimated fair value of the recourse obligation was immaterial.